Equity (Details) - Schedule of warrants outstanding - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Exercise Price 0.50 [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants	600,000	600,000
Exercise Price (in Dollars per share)	$ 0.5	$ 0.5
Number Exercisable	600,000	600,000
Number Outstanding	600,000	600,000
Weighted Average Remaining Life	4 years 9 months	5 years
Intrinsic Value (in Dollars)	$ 0
Exercise Price 0.01 [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants	1,000,000
Exercise Price (in Dollars per share)	$ 0.01
Number Exercisable
Number Outstanding	1,000,000
Weighted Average Remaining Life	5 years
Intrinsic Value (in Dollars)	$ 150,000